DERIVATIVES AND HEDGE ACCOUNTING (Tables)	12 Months Ended
Dec. 31, 2011
DERIVATIVES AND HEDGE ACCOUNTING
Notional amounts and fair values of derivative instruments

	December 31, 2011				December 31, 2010
	Gross Derivative Assets		Gross Derivative Liabilities		Gross Derivative Assets		Gross Derivative Liabilities
(in millions)	Notional Amount(a)	Fair Value(b)	Notional Amount(a)	Fair Value(b)	Notional Amount(a)	Fair Value(b)	Notional Amount(a)	Fair Value(b)

Derivatives designated as hedging instruments:
Interest rate contracts(c)	$-	$-	$481	$38	$1,471	$156	$626	$56
Foreign exchange contracts	-	-	180	1	-	-	-	-
Derivatives not designated as hedging instruments:
Interest rate contracts(c)	72,660	8,286	73,248	6,870	150,966	14,048	118,783	9,657
Foreign exchange contracts	3,278	145	3,399	178	2,495	203	4,105	338
Equity contracts(d)	4,748	263	18,911	1,126	5,002	358	15,666	774
Commodity contracts	691	136	861	146	944	92	768	67
Credit contracts	407	89	25,857	3,366	2,046	379	62,715	4,180
Other contracts(e)	24,305	741	2,125	372	27,333	1,075	2,190	308

Total derivatives not designated as hedging instruments	106,089	9,660	124,401	12,058	188,786	16,155	204,227	15,324

Total derivatives	$106,089	$9,660	$125,062	$12,097	$190,257	$16,311	$204,853	$15,380

(a)
Notional amount represents a standard of measurement of the volume of derivatives business of AIG. Notional amount is generally not a quantification of market risk or credit risk and is not recorded in the Consolidated Balance Sheet. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as currency swaps and certain credit contracts. For credit contracts, notional amounts are net of all underlying subordination.

(b)
Fair value amounts are shown before the effects of counterparty netting adjustments and offsetting cash collateral.

(c)
Includes cross currency swaps.

(d)
Notional amount of derivative liabilities and fair value of derivative liabilities include $18,254 million and $918 million, respectively, at December 31, 2011, and $14,107 million and $445 million, respectively, at December 31, 2010, related to bifurcated embedded derivatives. At December 31, 2010, these respective amounts were previously included in Other Contracts.

(e)
Consist primarily of contracts with multiple underlying exposures.

Fair values of derivative assets and liabilities in the Consolidated Balance Sheet

	December 31, 2011				December 31, 2010
	Derivative Assets		Derivative Liabilities(a)		Derivative Assets		Derivative Liabilities(a)
(in millions)	Notional Amount	Fair Value	Notional Amount	Fair Value	Notional Amount	Fair Value	Notional Amount	Fair Value

AIGFP derivatives	$86,128	$7,063	$90,241	$8,854	$168,033	$12,268	$173,226	$12,379
All other derivatives(b)	19,961	2,597	34,821	3,243	22,224	4,043	31,627	3,001

Total derivatives, gross	$106,089	9,660	$125,062	12,097	$190,257	16,311	$204,853	15,380

Counterparty netting(c)		(3,660)		(3,660)		(6,298)		(6,298)
Cash collateral(d)		(1,501)		(2,786)		(4,096)		(2,902)

Total derivatives, net		4,499		5,651		5,917		6,180

Less: Bifurcated embedded derivatives		-		918		-		445

Total derivatives on consolidated balance sheet		$4,499		$4,733		$5,917		$5,735

(a)
Included in All other derivatives are bifurcated embedded derivatives, which are recorded in Policyholder contract deposits.

(b)
Represents derivatives used to hedge the foreign currency and interest rate risk associated with insurance and ILFC operations, as well as embedded derivatives included in insurance obligations.

(c)
Represents netting of derivative exposures covered by a qualifying master netting agreement.

(d)
Represents cash collateral posted and received.

Effect of AIG's derivative instruments in fair value hedging relationships in the Consolidated Statement of Operations

Years Ended December 31, (in millions)	2011	2010

Interest rate contracts(a)(b):
Gain (loss) recognized in earnings on derivatives	$(4)	$196
Gain (loss) recognized in earnings on hedged items(c)	153	(25)
Gain recognized in earnings for ineffective portion and amount excluded from effectiveness testing	-	27

(a)
Gains and losses recognized in earnings for the ineffective portion and amounts excluded from effectiveness testing are recorded in Net realized capital gains (losses). Includes $27 million for 2010 related to the ineffective portion.

(b)
Includes immaterial amounts related to Foreign exchange contracts.

(c)
Includes $149 million for 2011 and $144 million for 2010, representing the amortization of debt basis adjustment following the discontinuation of hedge accounting recorded in Other income and Net realized capital gains (losses).

Effect of AIG's derivative instruments in cash flow hedging relationships in the Consolidated Statement of Operations

Years Ended December 31, (in millions)	2011	2010

Interest rate contracts(a):
Loss recognized in OCI on derivatives	$(5)	$(33)
Loss reclassified from Accumulated OCI into earnings(b)	(55)	(84)
Loss recognized in earnings on derivatives for ineffective portion	-	(6)

(a)
Gains and losses reclassified from Accumulated other comprehensive loss are recorded in Other income. Gains or losses recognized in earnings on derivatives for the ineffective portion are recorded in Net realized capital losses.

(b)
The effective portion of the change in fair value of a derivative qualifying as a cash flow hedge is recorded in Accumulated other comprehensive income until earnings are affected by the variability of cash flows in the hedged item. At December 31, 2011, $17 million of the deferred net loss in Accumulated other comprehensive loss is expected to be recognized in earnings during the next 12 months.

Effect of AIG's derivative instruments not designated as hedging instruments in the Consolidated Statement of Operations

	Gains (Losses) Recognized in Earnings
Years Ended December 31, (in millions)
	2011	2010

By Derivative Type:
Interest rate contracts(a)	$601	$254
Foreign exchange contracts	137	(123)
Equity contracts(b)	(263)	427
Commodity contracts	4	1
Credit contracts	337	1,227
Other contracts	47	545

Total	$863	$2,331

By Classification:
Premiums	$113	$75
Net investment income	8	18
Net realized capital gains	96	726
Other income	646	1,512

Total	$863	$2,331

(a)
Includes cross currency swaps.

(b)
Includes embedded derivative gains (losses) of $ (397) million and $423 million, for the years ended December 31, 2011 and December 31, 2010, respectively.

Net notional amount, fair value of derivative (asset) liability and unrealized market valuation gain (loss)

	Net Notional Amount
			Fair Value of Derivative (Asset) Liability at December 31,		Unrealized Market Valuation Gain (Loss) Years Ended December 31,
	December 31,
(in millions)	2011(a)	2010(a)	2011(b)(c)	2010(b)(c)	2011(c)	2010(c)

Regulatory Capital:
Corporate loans	$1,830	$5,193	$-	$-	$-	$-
Prime residential mortgages(d)	3,653	31,613	-	(190)	6	53
Other	887	1,263	9	17	8	4

Total	6,370	38,069	9	(173)	14	57

Arbitrage:
Multi-sector CDOs(e)	5,476	6,689	3,077	3,484	249	663
Corporate debt/CLOs(f)	11,784	12,269	127	171	44	(67)

Total	17,260	18,958	3,204	3,655	293	596

Mezzanine tranches(d)(g)	989	2,823	10	198	32	(55)

Total	$24,619	$59,850	$3,223	$3,680	$339	$598

(a)
Net notional amounts presented are net of all structural subordination below the covered tranches.

(b)
Fair value amounts are shown before the effects of counterparty netting adjustments and offsetting cash collateral.

(c)
Includes credit valuation adjustment gains (losses) of $26 million and ($133) million in the years ended December 31, 2011 and 2010, respectively, representing the effect of changes in AIG's credit spreads on the valuation of the derivatives liabilities.

(d)
During 2011, AIGFP terminated two super senior prime residential mortgage transactions, with a combined net notional amount of $24.1 billion, that had previously been the subject of a collateral dispute. In addition, AIGFP terminated all of the related mezzanine tranches and hedge transactions related to those mezzanine tranches, with a combined net notional amount of $2.2 billion. The transactions were terminated at values that approximated their collective fair values at the time of termination.

(e)
During 2011, AIGFP liquidated one multi-sector super senior CDS transaction with a net notional amount of $188 million. The primary underlying collateral components, which consisted of individual ABS CDS transactions, were sold in an auction to counterparties, including AIGFP, at their approximate fair value at the time of the liquidation. AIGFP was the winning bidder on approximately $107 million of individual ABS CDS transactions, which are reported in written single name credit default swaps as of December 31, 2011. During 2011, AIGFP also paid $37 million to its counterparties with respect to multi-sector CDOs. Multi-sector CDOs also include $4.6 billion and $5.5 billion in net notional amount of credit default swaps written with cash settlement provisions at December 31, 2011 and December 31, 2010, respectively.

(f)
Corporate debt/CLOs include $1.2 billion and $1.3 billion in net notional amount of credit default swaps written on the super senior tranches of CLOs at December 31, 2011 and December 31, 2010, respectively.

(g)
Net of offsetting purchased CDS of $1.4 billion in net notional amount at December 31, 2010. There were no offsetting purchased CDSs at December 31, 2011.